                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-03420

Exact name of registrant as specified in charter:    Oppenheimer Integrity
                                                     Funds

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             12/31

Date of reporting period:                            07/01/2008-06/30/2009

Item 1. Proxy Voting Record

=========================== OPPENHEIMER CORE BOND FUND =========================

Chesapeake Energy Corp.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 12, 2009   Meeting Type: Annual
Record Date:  APR 15, 2009

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard K. Davidson        For       Withhold   Management
1.2   Elect Director V. Burns Hargis            For       For        Management
1.3   Elect Director Charles T. Maxwell         For       Withhold   Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management
5     Declassify the Board of Directors         Against   For        Shareholder
6     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
7     Amend EEO Policy to Prohibit              Against   For        Shareholder
      Discrimination based on Sexual
      Orientation and Gender Identity

--------------------------------------------------------------------------------

HBOS plc

Ticker:       HBOOY          Security ID:  42205MAB2
Meeting Date: DEC 12, 2008   Meeting Type: Special
Record Date:  NOV 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     IF BNYM AS DEPOSITARY IS SOLE HOLDER OF   For       For        Management
      HBOS 6.413% PREF. SHARES AT 5:00 PM ON
      DECEMBER 9, 2008, IT WILL CONSENT TO
      APPROVAL OF PREF. SCHEME AT HBOS 6.413%
      PREF. COURT MEETING IN PLACE OF VOTING AT
      THE HBOS 6.413% PREF. COURT MEETING.
2     APPROVAL OF PREFERENCE SHARE SCHEME;      For       For        Management
      CREATION ANDALLOTMENT OF NEW PREFERENCE
      SHARES; AMENDMENT OFARTICLES;
      RECLASSIFICATION OF PREFERENCE SHARES.
3     REDUCTION OF SHARE CAPITAL BY             For       For        Management
      CANCELLATION OF 6.413%PREFERENCE SHARES.

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Integrity Funds, on behalf of Oppenheimer Core Bond
             Fund

By:          John V. Murphy*
             ---------------
             John V. Murphy,
             President and Principal Executive Officer

Date:        August 20, 2009

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact